INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Acquired intangible assets, net
Gross carrying amount	$ 14,728	$ 13,743
Accumulated amortization	(5,474)	(3,305)
Accumulated impairment loss	(1,022)	(1,022)
Net carrying amount	8,232	9,416
Total amortization expenses	2,082	1,403	$ 1,264
Amortization expenses of acquired intangible assets	1,354	1,265	$ 1,264
Expected amortization expenses
2022	2,206
2023	2,015
2024	856
2025	732
2026	732
Technology Platform
Acquired intangible assets, net
Intangible assets subject to amortization	90	90
Accumulated amortization	(90)	(90)
Non-compete Agreement
Acquired intangible assets, net
Intangible assets subject to amortization	9	9
Accumulated amortization	(7)	(7)
Accumulated impairment loss	(2)	(2)
Customer Base
Acquired intangible assets, net
Intangible assets subject to amortization	32	32
Accumulated amortization	(22)	(22)
Accumulated impairment loss	(10)	(10)
Technology
Acquired intangible assets, net
Intangible assets subject to amortization	3,181	3,108
Accumulated amortization	(1,975)	(1,316)
Net carrying amount	1,206	1,792
Branding
Acquired intangible assets, net
Intangible assets subject to amortization	7,413	7,240
Accumulated amortization	(2,286)	(1,508)
Net carrying amount	5,127	5,732
In-progress orders
Acquired intangible assets, net
Intangible assets subject to amortization	207	203
Accumulated amortization	(207)	(203)
Members
Acquired intangible assets, net
Intangible assets subject to amortization	20	20
Accumulated amortization	(20)	(20)
Software
Acquired intangible assets, net
Intangible assets subject to amortization	82
Accumulated amortization	(18)
Net carrying amount	64
Internal use software
Acquired intangible assets, net
Intangible assets subject to amortization	2,474	1,821
Accumulated amortization	(849)	(139)
Net carrying amount	1,625	1,682
Trademark/Domain Name
Acquired intangible assets, net
Intangible assets not subject to amortization	1,220	1,220
Accumulated impairment loss	(1,010)	(1,010)
Net carrying amount	$ 210	$ 210